Financial instruments (Tables)	6 Months Ended
Apr. 30, 2021
Statement [Line Items]
Summary of Credit Risk Exposures
Under the standardized approach, credit risk is estimated using the risk weights as prescribed by the Basel framework, either based on credit assessments by external rating agencies or based on the counterparty type for non-retail
exposures and product type for retail exposures.

Exposure at default (1)	As at
	April 30, 2021			January 31 2021	October 31 2020
($ millions)	AIRB	Standardized	Total	Total	Total
By exposure sub-type
Non-retail
Drawn (2)(3)	$366,915	$63,042	$429,957	$483,553	$486,658
Undrawn commitments	109,974	3,263	113,237	111,407	115,420
Other exposures (4)	125,989	9,100	135,089	128,678	120,903
Total non-retail	$602,878	$75,405	$678,283	$723,638	$722,981
Retail
Drawn (5)	$233,853	$86,966	$320,819	$315,332	$308,408
Undrawn commitments	48,463	–	48,463	51,486	52,835
Total retail	$282,316	$86,966	$369,282	$366,818	$361,243
Total	$885,194	$162,371	$1,047,565	$1,090,456	$1,084,224
(1)	After credit risk mitigation and excludes equity securities and other assets.
(2)	Non-retail AIRB drawn exposures include government guaranteed and privately insured mortgages.
(3)	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
(4)	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.
(5)	Retail drawn includes residential mortgages, credit cards, lines of credit and other personal loans.

Summary of VaR by Risk Factor
The table below shows the Bank’s VaR by risk factor along with Stressed VaR:

	For the three months ended			As at	As at
	April 30, 2021			April 30	January 31	April 30
($ millions)	Average	High	Low	2021	2021	2020
Credit spread plus interest rate	$14.3	$19.2	$10.2	$10.8	$15.4	$32.6
Credit spread	6.2	8.0	4.4	4.8	7.7	31.5
Interest rate	15.3	21.3	9.3	13.9	17.9	12.1
Equities	6.1	15.1	3.4	9.4	5.9	7.4
Foreign exchange	2.9	5.7	1.6	3.0	2.4	1.8
Commodities	4.9	8.7	1.9	4.1	5.5	6.9
Debt specific	2.8	3.7	2.3	2.3	3.7	9.3
Diversification effect	(14.3)	–	–	(13.0)	(15.9)	(23.5)
Total VaR	$16.7	$22.5	$12.7	$16.6	$17.0	$34.5
Total Stressed VaR	$40.2	$50.5	$29.1	$37.6	$43.8	$42.9

Fair Value of Financial Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value
The following table presents the fair value of

liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value			Change in fair value			Cumulative change in fair value (1)
	As at			For the three months ended			As at
($ millions)	April 30 2021	January 31 2021	April 30 2020	April 30 2021	January 31 2021	April 30 2020	April 30 2021	January 31 2021	April 30 2020
Liabilities
Senior note liabilities (2)	$20,406	$20,260	$16,111	$197	$(746)	$1,834	$(350)	$(547)	$1,260
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.
(2)
Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest
income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest income – trading revenues.

Changes in Fair Value Attributable to Changes in Bank's Own Credit Risk for Financial Liabilities Designated at Fair Value
The following table presents the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior note liabilities
($ millions)	Contractual maturity amount (1)	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value for the three month period attributable to changes in own credit risk recorded in other comprehensive income	Cumulative changes in fair value due to changes in own credit risk (1)
As at April 30, 2021	$20,056	$20,406	$(350)	$(140)	$(777)
As at January 31, 2021	$19,713	$20,260	$(547)	$(178)	$(637)
As at April 30, 2020	$17,371	$16,111	$1,260	$404	$337
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.

Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption
The following table sets out the fair values of financial instruments of the Bank and excludes non-financial
assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	As at
	April 30, 2021		January 31, 2021		October 31, 2020
($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$52,017	$52,017	$89,491	$89,491	$76,460	$76,460
Trading assets	144,247	144,247	141,768	141,768	117,839	117,839
Securities purchased under resale agreements and securities borrowed	131,081	131,081	118,831	118,831	119,747	119,747
Derivative financial instruments	40,573	40,573	46,269	46,269	45,065	45,065
Investment securities – fair value	63,182	63,182	71,523	71,523	79,745	79,745
Investment securities – amortized cost	22,140	21,925	28,167	27,713	32,129	31,644
Loans	617,096	608,165	612,277	603,649	612,368	603,263
Customers’ liability under acceptances	15,596	15,596	14,775	14,775	14,228	14,228
Other financial assets	13,789	13,789	14,328	14,328	12,700	12,700
Liabilities:
Deposits	759,760	756,661	773,422	768,993	755,395	750,838
Financial instruments designated at fair value through profit or loss	20,406	20,406	20,260	20,260	18,899	18,899
Acceptances	15,668	15,668	14,856	14,856	14,305	14,305
Obligations related to securities sold short	41,768	41,768	40,119	40,119	31,902	31,902
Derivative financial instruments	39,868	39,868	41,296	41,296	42,247	42,247
Obligations related to securities sold under repurchase agreements and securities lent	115,969	115,969	140,491	140,491	137,763	137,763
Subordinated debentures	6,871	6,439	7,032	6,600	7,827	7,405
Other financial liabilities	40,669	39,906	43,717	42,309	43,776	42,660

Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis
The following table outlines the fair value hierarchy and instruments carried at fair value on a recurring basis.

	As at
	April 30, 2021				January 31, 2021
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$553	$–	$553	$–	$1,107	$–	$1,107
Trading assets
Loans	–	6,532	–	6,532	–	7,903	–	7,903
Canadian federal government and government guaranteed debt	11,136	3,992	–	15,128	8,482	4,069	–	12,551
Canadian provincial and municipal debt	–	10,313	–	10,313	–	10,265	–	10,265
US treasury and other US agencies’ debt	10,754	–	–	10,754	8,384	–	–	8,384
Other foreign governments’ debt	9,153	2,980	–	12,133	11,559	2,816	–	14,375
Corporate and other debt	–	11,463	4	11,467	–	11,274	20	11,294
Income funds	164	–	–	164	141	–	–	141
Equity securities	77,049	36	72	77,157	75,430	757	–	76,187
Other (2)	599	–	–	599	668	–	–	668
	$108,855	$35,869	$76	$144,800	$104,664	$38,191	$20	$142,875
Investment securities (3)
Canadian federal government and government guaranteed debt	$984	$10,994	$–	$11,978	$1,600	$13,034	$–	$14,634
Canadian provincial and municipal debt	102	9,644	–	9,746	94	13,595	–	13,689
US treasury and other US agencies’ debt	7,068	3,007	–	10,075	8,181	1,888	–	10,069
Other foreign governments’ debt	12,422	14,556	22	27,000	13,976	14,860	24	28,860
Corporate and other debt	293	792	26	1,111	209	796	27	1,032
Equity securities	2,055	196	1,021	3,272	2,081	204	954	3,239
	$22,924	$39,189	$1,069	$63,182	$26,141	$44,377	$1,005	$71,523
Derivative financial instruments
Interest rate contracts	$–	$14,522	$2	$14,524	$–	$19,411	$1	$19,412
Foreign exchange and gold contracts	–	17,765	–	17,765	–	19,277	–	19,277
Equity contracts	93	3,151	11	3,255	98	3,263	2	3,363
Credit contracts	–	186	–	186	–	239	–	239
Commodity contracts	–	4,843	–	4,843	–	3,978	–	3,978
	$93	$40,467	$13	$40,573	$98	$46,168	$3	$46,269
Liabilities:
Deposits (4)	$–	$135	$–	$135	$–	$118	$–	$118
Financial liabilities designated at fair value through profit or loss	–	20,290	116	20,406	–	20,260	–	20,260
Obligations related to securities sold short	34,414	7,354	–	41,768	32,896	7,223	–	40,119

Derivative financial instruments
Interest rate contracts	–	13,595	73	13,668	–	16,000	48	16,048
Foreign exchange and gold contracts	–	18,073	–	18,073	–	18,515	–	18,515
Equity contracts	260	3,713	2	3,975	340	2,628	6	2,974
Credit contracts	–	37	–	37	–	46	–	46
Commodity contracts	–	4,115	–	4,115	–	3,713	–	3,713
	$260	$39,533	$75	$39,868	$340	$40,902	$54	$41,296
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
(2)	Represents energy related assets.
(3)	Excludes debt investment securities measured at amortized cost of $21,925 (January 31, 2021 – $27,713).
(4)	These amounts represent embedded derivatives bifurcated from structured notes.

	As at October 31, 2020
($ millions)	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$1,181	$–	$1,181
Trading assets
Loans	–	8,352	–	8,352
Canadian federal government and government guaranteed debt	9,154	3,882	–	13,036
Canadian provincial and municipal debt	–	9,320	–	9,320
US treasury and other US agencies’ debt	5,182	–	–	5,182
Other foreign governments’ debt	9,230	3,415	–	12,645
Corporate and other debt	–	10,570	18	10,588
Income funds	121	–	–	121
Equity securities	57,078	361	–	57,439
Other (2)	1,156	–	–	1,156
	$81,921	$37,081	$18	$119,020
Investment securities (3)
Canadian federal government and government guaranteed debt	$1,728	$15,100	$–	$16,828
Canadian provincial and municipal debt	93	17,454	–	17,547
US treasury and other US agencies’ debt	11,930	1,299	–	13,229
Other foreign governments’ debt	14,101	13,798	23	27,922
Corporate and other debt	265	850	23	1,138
Equity securities	1,954	263	864	3,081
	$30,071	$48,764	$910	$79,745
Derivative financial instruments
Interest rate contracts	$–	$21,013	$4	$21,017
Foreign exchange and gold contracts	–	17,943	–	17,943
Equity contracts	290	2,655	3	2,948
Credit contracts	–	480	–	480
Commodity contracts	–	2,677	–	2,677
	$290	$44,768	$7	$45,065
Liabilities:
Deposits (4)	$–	$73	$–	$73
Financial liabilities designated at fair value through profit or loss	–	18,899	–	18,899
Obligations related to securities sold short	25,584	6,318	–	31,902

Derivative financial instruments
Interest rate contracts	–	16,937	17	16,954
Foreign exchange and gold contracts	–	19,511	–	19,511
Equity contracts	599	2,133	2	2,734
Credit contracts	–	53	–	53
Commodity contracts	–	2,995	–	2,995
	$599	$41,629	$19	$42,247
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
(2)	Represents energy related assets.
(3)	Excludes debt investment securities measured at amortized cost of $31,644.
(4)	These amounts represent embedded derivatives bifurcated from structured notes.

Summary of Changes in Level 3 Instruments Carried at Fair Value
The following table summarizes the changes in Level 3 instruments carried at fair value for the three months ended April 30, 2021.
All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at April 30, 2021
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value, end of the quarter	Changes in unrealized gains/(losses) recorded in income for instruments still held (1)
Trading assets
Corporate and other debt	$20	$6	$–	$–	$(22)	$–	$4	$–
Equity securities	–	–	–	–	–	72	72	–
	20	6	–	–	(22)	72	76	–
Investment securities
Other foreign governments’ debt	24	–	(2)	–	–	–	22	n/a
Corporate and other debt	27	–	(8)	7	–	–	26	–
Equity securities	954	76	–	42	(51)	–	1,021	76
	1,005	76	(10)	49	(51)	–	1,069	76
Derivative financial instruments – assets
Interest rate contracts	1	–	–	1	–	–	2	–
Equity contracts	2	1	–	8	–	–	11	1	(2)

Derivative financial instruments – liabilities
Interest rate contracts	(48)	(1)	–	(24)	–	–	(73)	(1	) (3)
Equity contracts	(6)	1	–	(2)	–	5	(2)	1	(2)
	(51)	1	–	(17)	–	5	(62)	1
Financial liabilities designated at fair value through profit or loss	–	1	–	(81)	–	(36)	(116)	1
Total	$974	$84	$(10)	$(49)	$(73)	$41	$967	$78
(1)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(2)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market
changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

(3)
Certain unrealized losses on interest rate derivative contracts are largely offset by mark-to-market
changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.

The following tables summarize the changes in Level 3 instruments carried at fair value for the three months ended January 31, 2021 and October 31, 2020
.

	As at January 31, 2021
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$18	$2	$–	$–	$–	$–	$20
Investment securities	910	58	1	43	(35)	28	1,005
Derivative financial instruments	(12)	2	–	(38)	–	(3)	(51)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.

	As at October 31, 2020
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$15	$3	$–	$–	$–	$–	$18
Investment securities	898	14	7	43	(24)	(28)	910
Derivative financial instruments	(36)	5	–	(7)	25	1	(12)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.